Contract liabilities (Tables)	9 Months Ended
May 31, 2025
Contract liabilities
Schedule of contract liabilities

	As at	As at
	May 31,	August 31,
	2025	2024
	$	$
Opening balance	827,642	1,815,731
Payments received in advance	425,578	924,913
Payments reimbursed	(9,220)	-
Transferred to revenues	(144,661)	(997,224)
Deconsolidation on sale of subsidiary	—	(928,833)
Currency translation	90	13,055
Closing balance	1,099,429	827,642